Prepaid Expenses and Other Current Assets - Schedule of Movement of Allowance For Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Movement of Allowance For Credit Losses [Abstract]
Balance at beginning		$ 466	$ 466
Addition during the period	20,187
Reversal during the period		(321)
Write off during the period		(145)
Effect of exchange rate differences	(5)
Balance at ending	$ 20,182		$ 466